Property and Equipment - Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2015	Feb. 02, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 688,208	$ 583,432
Accumulated depreciation	(252,160)	(195,339)
Property and equipment, net	436,048	388,093
Buildings and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,305	14,176
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	379,468	330,641
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	150,280	117,194
Games [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	111,166	88,310
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 32,989	$ 33,111